Long-Term Debt - Components of Long-Term Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total principal	$ 1,978,015	$ 2,015,472
Unamortized discount and debt issuance costs	(11,818)	(16,263)
Total debt	1,966,197	1,999,209
Less current portion	(168,927)	(197,197)
Long-term debt	1,797,270	1,802,012
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total principal	390,583	329,222
Term Loans [Member]
Debt Instrument [Line Items]
Total principal	1,023,153	1,150,436
Unsecured Debt [Member]
Debt Instrument [Line Items]
Total principal	325,627	294,016
Euro Denominated Term Loans [Member]
Debt Instrument [Line Items]
Total principal	$ 238,652	$ 241,798